Other Receivables	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Receivables [Abstract]
Other Receivables
Note 6 - Other Receivables

	December 31	December 31
	2023	2022
	USD in thousands	USD in thousands

Government institutions	8,665	6,409
Other receivables	19,594	20,288
Prepaid expenses	32,432	10,256

	60,691	36,953